Accumulated Other Comprehensive Loss	3 Months Ended
Apr. 02, 2023
Equity [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss
Components of other comprehensive (loss) income consist of the following:

(Dollars in Millions)	Foreign Currency Translation	Employee Benefit Plans	Gain/ (Loss) On Derivatives & Hedge	Total Accumulated Other Comprehensive (Loss) Income
December 29, 2019	$(4,350)	$(65)	$(2)	$(4,417)
Net 2020 changes	855	(11)	1	845
January 3, 2021	(3,495)	(76)	(1)	(3,572)
Net 2021 changes	(926)	25	—	(901)
January 2, 2022	(4,421)	(51)	(1)	(4,473)
Net 2022 changes	(1,053)	63	10	(980)
January 1, 2023	$(5,474)	$12	$9	$(5,453)
Amounts in Accumulated other comprehensive loss are presented net of the related tax impact. Foreign currency translation is not adjusted for income taxes where it relates to permanent investments in international operations. For additional details on comprehensive income, see the Combined Statements of Comprehensive Income (Loss).
Accumulated Other Comprehensive Loss
Components of other comprehensive loss consisted of the following:

(Dollars in Millions)	Foreign Currency Translation(1)	Employee Benefit Plans(2)	Gain On Derivatives & Hedges(3)	Total Accumulated Other Comprehensive Loss
January 1, 2023	$(5,474)	$12	$9	$(5,453)
Net change	161	14	39	214
April 2, 2023	$(5,313)	$26	$48	$(5,239)

(Dollars in Millions)	Foreign Currency Translation(1)	Employee Benefit Plans(2)	Loss On Derivatives & Hedges(3)	Total Accumulated Other Comprehensive Loss
January 2, 2022	$(4,421)	$(51)	$(1)	$(4,473)
Net change	(280)	3	(4)	(281)
April 3, 2022	$(4,701)	$(48)	$(5)	$(4,754)
___________________
(1)Foreign currency translation adjustments for the fiscal three months ended April 2, 2023 and April 3, 2022 were net of provision (benefit) for taxes of $21 million and $(12) million, respectively.
(2)Employee benefit plans for the fiscal three months ended April 2, 2023 and April 3, 2022 were net of provision (benefit) of taxes of $1 million and $(1) million, respectively.
(3)Gain on derivatives and hedges for the fiscal three months ended April 2, 2023 was net of provision of taxes of $13 million.
Amounts in Accumulated other comprehensive loss are presented net of the related tax impact. Foreign currency translation is not adjusted for income taxes where it relates to permanent investments in international operations. For additional details on comprehensive income, see the Condensed Combined Statements of Comprehensive Income.